Line of Credit and Notes Payable, net of discount - Schedule of Required Principal Payments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Year Ending December 31, 2026	$ 37,720	$ 1,241,996
Year Ending December 31, 2027	39,008	37,720
Year Ending December 31, 2028	40,646	39,008
Year ending December 31, 2029	42,198	40,646
Year ending December 31, 2030		42,198
Thereafter	1,528,668	1,341,028
Total	$ 2,022,822	$ 2,742,596	$ 1,934,583